Intangible Assets - Summary of Reconciliation of Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [abstract]
Goodwill	$ 97	$ 97
Percentage of goodwill in shareholder's equity	1.20%	1.20%